SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

26.          SUBSEQUENT EVENT

On March 24, 2020, the Company's Compensation Committee approved to reduce the exercise price for all outstanding options previously granted by the Company with an exercise price higher than $0.0113 per ordinary share to $0.0113 per share.

China has recently experienced an outbreak of COVID-19, a disease caused by a novel and highly contagious form of coronavirus. The severity of the outbreak in certain provinces, such as the Hubei Province, and municipalities, such as Wuhan, resulted in travel restrictions, delay in resumption of service and mass production and the related quarantine measures imposed by the government across China and materially affected general commercial activities in China. Because substantially all of our operations are conducted in China, the outbreak of COVID-19 has caused a disruption to our business. In particular, one of our Dealerships is located in Wuhan, the original epicenter of the outbreak. In late January 2020, in response to intensifying efforts to contain the spread of the coronavirus, we closed all of our Dealership Outlets and corporate offices. In March 2020, we gradually resumed our operations in various cities, but customer traffic to our Dealership Outlets has remained significantly lower than comparable periods before the COVID-19 outbreak. We currently are unable to predict the duration and severity of the spread of COVID-19, the responses thereto, and their impact on our business and operations, our results of operations, financial condition, cash flows and liquidity, as these depend on rapidly evolving developments, which are highly uncertain and will be a function of factors beyond our control. Such factors include, among others, the continued spread or recurrence of contagion, the implementation of effective preventative and containment measures, the development of effective medical solutions, the extent to which governmental restrictions on travel, public gatherings, mobility and other activities remain in place or are augmented, financial and other market reactions to the foregoing, and reactions and responses of communities and societies. Based on the business disruption and reduced customer demand we have experienced to date, we expect that the COVID-19 outbreak will likely have a significant adverse impact on our results of operations in 2020.

Any similar future outbreak of a contagious disease, other adverse public health developments in China and around the world, or the measures taken by the governments of China or other countries in response to a future outbreak of a contagious disease may restrict economic activities in affected regions, resulting in reduced business volume, temporary closure of our production facilities and offices or otherwise disrupt our business operations and adversely affect our results of operations.